10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 5)	12 Months Ended
Dec. 31, 2020
Cash Flow Projection One [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Cash Flow Projection	Gross margin
By 2057	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cash Flow Projection Two [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Cash Flow Projection	Cost estimate
By 2057	Study-based costs and market trends
Cash Flow Projection Three [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Cash Flow Projection	Perpetuity growth rate
By 2057	Growth rate was not considered as a result of the projection model until the end of the concession.
Cash Flow Projection Four [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Cash Flow Projection	Discount rate
By 2057	Range from 5.83% to 7.41% in real terms